SCHEDULE OF EXPENSES INCURRED WITH RELATED PARTIES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Expenses incurred with related parties	¥ 30,926	¥ 119,184	¥ 247,656
Uranishi Tomoyoshi [Member] | Consulting Fee [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties			300
SY Consulting [Member] | Referral And Marketing Fee [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties			845
Sugimoto Architectural Design Foundation [Member] | Donation [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	400	2,000
SYW [Member] | Referral And Marketing Fee And Entertainment Expenses [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	30,526	45,572	40,168
Lifit Home [Member] | Referral And Marketing Fee [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties		5,090	2,000
GARNET [Member] | Referral And Marketing Fee [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties			8,437
SYNS [Member] | Referral And Marketing Fee [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties		66,522	193,206
GANGIT [Member] | Referral And Marketing Fee [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties			¥ 2,700